Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held for Sale

As at	December 31, 2020	December 31, 2019
Assets held for sale
Property, plant and equipment	$4	$22
Operating right-of-use assets	—	1
Goodwill	—	1
Other long-term assets	—	3
	$4	$27

Liabilities associated with assets held for sale
Unamortized investment tax credits	$1	$3
Operating lease liabilities - long-term	—	1
	$1	$4